Property and Equipment (Details) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Property, Plant and Equipment [Line Items]
Cost	56,884	59,337
Accumulated Depreciation	39,424	36,180
Net Book Value	17,460	23,157
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	31,006	31,804
Accumulated Depreciation	21,928	19,468
Net Book Value	9,078	12,336
Fixtures, furniture, and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	11,297	13,598
Accumulated Depreciation	7,489	7,422
Net Book Value	3,808	6,176
Computer hardware [Member]
Property, Plant and Equipment [Line Items]
Cost	9,028	7,201
Accumulated Depreciation	5,564	4,423
Net Book Value	3,464	2,778
Signs [Member]
Property, Plant and Equipment [Line Items]
Cost	5,425	6,606
Accumulated Depreciation	4,395	4,839
Net Book Value	1,030	1,767
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	77	77
Accumulated Depreciation	48	28
Net Book Value	29	49
Land [Member]
Property, Plant and Equipment [Line Items]
Cost	51	51
Accumulated Depreciation	0	0
Net Book Value	51	51